Total
Income Stock Fund
USAA Income Stock Fund Summary
Investment Objective
The USAA Income Stock Fund (the "Fund") seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares, Institutional Shares, and R6 Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Income Stock Fund - USD ($)	Fund Shares	Inst. Shares	R6 Shares
Shareholder Fee, Other	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Income Stock Fund		Fund Shares	Inst. Shares	R6 Shares
Management Fee	[1]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses		0.25%	0.23%	0.23%
Total Annual Fund Operating Expenses		0.75%	0.73%	0.73%
Fee Waiver/Reimbursement		none	(0.01%)	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	[2]	0.75%	0.72%	0.65%
[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

Expense Example - Income Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	77	240	417	930
Inst. Shares	74	232	404	905
R6 Shares	66	220	393	894

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund attempts to provide a portfolio with a dividend yield that is, overtime, at or above the average of the Russell 1000 Value Index. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The portfolio may include common stocks, depositary receipts, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), securities convertible into common stocks, and securities that carry the right to buy common stocks. Additionally, the Fund may invest in derivatives, including futures and options and may write (sell) covered call options on the securities it holds to generate income.

Principal Risks

The Fund's investments are subject to the following principal risks:

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Dividend Payout Risk – Dividend payout risk is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be affected adversely.

Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

Real Estate Investment Trusts ("REITs") Risk – There is a risk that the value of the Fund's investment in REITs will decrease because of a decline in real estate values more broadly. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT's manager(s); have limited diversification; and may be particularly sensitive to economic downturns or changes in interest rates, real estate values, cash flows of underlying real estate assets, occupancy rates, zoning laws, and tax laws. Because REITs are pooled investment vehicles that incur expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Derivatives Risk – The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, exchange-traded funds ("ETFs"), or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and R6 Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 235-8396.

RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31

The year-to-date return of the Fund Shares class as of September 30, 2019, was 17.16%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.45%	September 30, 2009
Lowest Quarter Return	-15.47%	March 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2018
Average Annual Total Returns - Income Stock Fund	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Fund Shares	(5.49%)	6.35%		10.63%
Fund Shares | Return After Taxes on Distributions	(7.30%)	4.89%		9.67%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	(1.85%)	4.90%		8.74%
Inst. Shares	(5.47%)	6.41%		10.75%
R6 Shares	(5.40%)	6.16%	[1]
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.94%		11.17%
Lipper Equity Income Funds Index (reflects no deduction for taxes)	(6.61%)	5.95%		10.97%
[1]	The inception date of the R6 Shares is December 1, 2016.